Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Jul. 31, 2015 USD ($) Vessel $ / shares	Jun. 30, 2015
Petrojarl Knarr Fpso [Member]
Subsequent Event [Line Items]
Operating lease arrangement period, lessor		6 years
Subsequent Event [Member] | Shuttle Tanker [Member]
Subsequent Event [Line Items]
Number of vessels | Vessel	3
Subsequent Event [Member] | Petrojarl Knarr Fpso [Member]
Subsequent Event [Line Items]
Acquisition financing	$ 745
Subsequent Event [Member] | Petrojarl Knarr Fpso [Member] | Long-term Debt [Member]
Subsequent Event [Line Items]
Debt facility, tranches description	Five-tranches with varying maturity dates from 2020 through 2026
Final bullet payments	$ 40
Frequency of payments	Semi-annual payments
Debt instrument collateral, description	Collateralized by a first-priority mortgage over the Petrojarl Knarr FPSO unit and is guaranteed by the Partnership.
Subsequent Event [Member] | Petrojarl Knarr Fpso [Member] | Convertible promissory note [Member]
Subsequent Event [Line Items]
Outstanding principal balance of convertible debt	$ 300
Debt instrument conversion price | $ / shares	$ 20.83
Debt conversion, description	Conversion of $300 million of the outstanding principal balance on the note into the Partnership's common units at a price of $20.83 per common unit.
Subsequent Event [Member] | Series C Preferred Units [Member]
Subsequent Event [Line Items]
Preferred units dividend rate	8.60%
Preferred stock conversion basis	Series C Preferred Units are convertible into the Partnership's common units on a one-for-one basis at any time after 18 months at a price of $23.95 per unit. The Series C Preferred Units are also redeemable upon certain events.
Subsequent Event [Member] | Series C Preferred Units [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Net proceeds from private placement	$ 250
Units issued, price per share | $ / shares	$ 23.95
Subsequent Event [Member] | Common Stock Class Undefined [Member]
Subsequent Event [Line Items]
Conversion price, per share | $ / shares	$ 23.95
Subsequent Event [Member] | Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member]
Subsequent Event [Line Items]
Expected cost of project	$ 1,260
Subsequent Event [Member] | Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member] | Convertible promissory note [Member]
Subsequent Event [Line Items]
Acquisition financing	492
Repayment of debt	$ 92